UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Patrick F. Quan
SMALLCAP World Fund, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®

[photo of a large metal globe sculpture at Columbus Circle, New York, NY - mirrored office building in the background]

Semi-annual report for the six months ended March 31, 2012

SMALLCAP World Fund seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For curent information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–8.09%	0.28%	7.54%

The total annual fund operating expense ratio was 1.09% for Class A shares as of the prospectus dated December 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a large metal globe sculpture at Columbus Circle, New York, NY - mirrored office building in the background]

Fellow investors:

A rally in global equity markets, spurred by signs of economic improvement and accommodative monetary policies around the world, marked the first six months of SMALLCAP World Fund’s current fiscal year. For the six months ended March 31, 2012, the fund returned 23.7%, which included a dividend payment of 10.6 cents a share. Those taking dividends in cash saw a return of 23.3%.

By way of comparison, the unmanaged MSCI All Country World Small Cap Index gained 22.3% for the period, while the fund’s peer group, as measured by the Lipper Global Small-Cap Funds Average, rose 21.2%. Neither benchmark includes sales charges or taxes.

Market overview

The beginning of the fund’s fiscal year coincided with the beginnings of a sharp rally in equities around the world. Positive economic news and accommodative monetary policy and liquidity efforts in the United States and elsewhere led to a renewed interest in stocks, particularly small-capitalization securities and emerging markets shares.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2012, with all distributions reinvested

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	4/30/90)
SMALLCAP World Fund
(Class A shares)	23.7%	–2.5%	1.5%	8.2%	9.4%

MSCI All Country World
Small Cap Index*	22.3	–3.6	2.2	10.1	n/a

Lipper Global Small-Cap
Funds Average	21.2	–2.5	0.3	7.6	9.3

*This index is unmanaged and, therefore, has no expenses. It is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.

[End Sidebar]

The economy in the U.S. continued to grow and add jobs throughout the period, though modestly, while corporations reported generally strong earnings. The Federal Reserve signaled that it would keep rates at their current low levels for the foreseeable future, possibly for the next few years.

Overseas, the European Central Bank (ECB), which had long resisted any major stimulus program, changed course and provided about $1.3 trillion in low-interest loans to struggling banks, particularly in Spain and Italy. This effort, combined with some small headway in dealing with debt crises in Greece and Italy, also added to investors’ enthusiasm for stocks.

Finally, emerging markets stocks joined in this global rally after being sold off sharply in 2011.

The fund’s holdings

Emerging markets stocks have long been part of SMALLCAP’s portfolio. These shares detracted from returns in the 2011 fiscal year, but the fund’s portfolio counselors remained convinced that companies with strong balance sheets within these economies would ultimately do well over the long term. Over the past six months, this investment philosophy has been borne out by the marketplace, though these shares — and small caps in general — likely will continue to see volatility in the months ahead.

The fund’s holdings in consumer discretionary stocks provided strong returns for the quarter, as demand for consumer goods rose throughout the world, especially in emerging markets. Likewise, the fund’s energy sector holdings saw gains, buoyed by rising energy prices in many areas of the world. The utilities sector lagged to a degree.

[Begin Sidebar]
Where are SMALLCAP’s holdings located?

[begin pie chart]
As of March 31, 2012		Percent of net assets
■	United States	43.5%
■	Asia & Pacific Basin	22.4
■	Europe	20.7
■	Other (including Canada & Latin America)	6.7
■	Short-term securities & other assets less liabilities	6.7
[end pie chart]

[begin pie chart]
As of September 30, 2011		Percent of net assets
■	United States	39.7%
■	Asia & Pacific Basin	23.8
■	Europe	20.0
■	Other (including Canada & Latin America)	7.2
■	Short-term securities & other assets less liabilities	9.3
[end pie chart]
[End Sidebar]

Overall, nearly 50% of the fund is invested in non-U.S. equities, little changed since the period began. The fund’s holdings in Asian shares contributed to the fund’s returns for the period, particularly shares in companies from Hong Kong and China. Eastern European shares lagged somewhat during the period.

Looking ahead

We are gratified with the fund’s return for the first half of the fiscal year, but would caution that returns such as these are likely not sustainable with the continued uncertainties surrounding the global economy. We expect volatility to continue to be an issue in the coming months, as it has been for the past three-and-a-half years.

While the economy in the U.S. has indeed shown modest growth, the federal government remains burdened with massive debt, and the Federal Reserve has few outlets available to provide further stimulus. The upcoming election cycle may also add to domestic volatility. Overseas, the European debt crisis is by no means resolved. The ECB’s actions have provided short-term relief, but difficult decisions remain with regard to some nations’ extraordinary debt levels.

As always, we continue to take a disciplined, long-term approach to investing, and we urge you to consider a similar long-term view with regard to your own personal investments. We thank you for your continued support and trust, and look forward to reporting to you again in six months.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Gregory W. Wendt

Gregory W. Wendt
President

May 10, 2012

For more information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Summary investment portfolio                 March 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets
Consumer discretionary	18.32%
Industrials	13.43
Health care	13.16
Information technology	12.03
Financials	8.88
Other industries	26.66
Other securities	0.79
Short-term securities & other assets less liabilities	6.73
[end pie chart]

Country diversification	Percent of net assets
United States	43.5%
United Kingdom	8.5
Euro zone*	7.9
China	3.8
India	3.7
Australia	3.1
Canada	2.9
Hong Kong	2.5
Brazil	2.2
Japan	2.1
Indonesia	1.6
Other countries	11.5
Short-term securities & other assets less liabilities	6.7

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

			Percent
		Value	of net
Common stocks - 92.48%	Shares	(000)	assets

Consumer discretionary - 18.32%
lululemon athletica inc. (1)	2,442,100	$182,376	.91
Mr Price Group Ltd.	10,577,613	130,086	.65
Virgin Media Inc.	5,062,500	126,461	.63
Chipotle Mexican Grill, Inc. (1)	298,000	124,564	.62
Lions Gate Entertainment Corp. (1) (2)	8,000,000	111,360	.55
Delticom AG (2)	946,921	100,906	.50
Paddy Power PLC	1,546,226	97,377	.48
DSW Inc., Class A	1,557,000	85,277	.42
Liberty Media Corp., Class A (1)	938,912	82,765	.41
TOD'S SpA	718,225	80,799	.40
CTC Media, Inc.	6,787,000	78,933	.39
CarMax, Inc. (1)	2,257,000	78,205	.39
Tesla Motors, Inc. (1)	1,916,355	71,365	.36
Other securities		2,332,573	11.61
		3,683,047	18.32

Industrials - 13.43%
MSC Industrial Direct Co., Inc., Class A	2,147,500	178,844	.89
Intertek Group PLC	2,702,000	108,522	.54
MTU Aero Engines Holding AG	1,138,000	91,657	.46
Chart Industries, Inc. (1)	1,106,000	81,103	.40
Michael Page International PLC	9,727,502	74,684	.37
Other securities		2,165,391	10.77
		2,700,201	13.43

Health care - 13.16%
Regeneron Pharmaceuticals, Inc. (1)	1,368,820	159,632	.79
Pharmacyclics, Inc. (1) (2)	4,299,474	119,353	.59
Endo Pharmaceuticals Holdings Inc. (1)	2,664,100	103,181	.51
Intuitive Surgical, Inc. (1)	155,000	83,971	.42
AMERIGROUP Corp. (1)	1,227,029	82,554	.41
Fleury SA, ordinary nominative	6,190,750	81,732	.41
Incyte Corp. (1)	4,052,400	78,211	.39
Cochlear Ltd.	1,138,910	73,026	.36
Sysmex Corp.	1,764,000	71,182	.36
Other securities		1,792,434	8.92
		2,645,276	13.16

Information technology - 12.03%
AAC Technologies Holdings Inc.	58,436,000	158,778	.79
National Instruments Corp.	3,686,479	105,138	.52
Compuware Corp. (1)	10,362,622	95,232	.47
Hittite Microwave Corp. (1) (2)	1,659,950	90,152	.45
Dialog Semiconductor PLC (1) (2)	3,434,421	83,892	.42
Elster Group SE (ADR) (1)	5,141,400	81,285	.40
Kingboard Chemical Holdings Ltd.	22,804,200	79,728	.40
SINA Corp. (1)	1,135,000	73,775	.37
Vistaprint NV (1) (2)	1,860,000	71,889	.36
Other securities		1,578,817	7.85
		2,418,686	12.03

Financials - 8.88%
East West Bancorp, Inc.	4,462,771	103,045	.51
Onex Corp.	2,637,700	97,078	.49
Kotak Mahindra Bank Ltd.	7,170,098	76,754	.38
Brait SE (1) (2)	27,468,288	74,516	.37
YES BANK Ltd.	10,065,832	72,868	.36
Assured Guaranty Ltd.	4,330,000	71,532	.36
Other securities		1,288,462	6.41
		1,784,255	8.88

Materials - 6.98%
African Petroleum Corp. Ltd. (1)	69,088,868	121,661	.61
AptarGroup, Inc.	1,893,442	103,704	.52
Chr. Hansen Holding A/S	3,676,000	95,136	.47
Kenmare Resources PLC (1)	109,972,782	88,215	.44
African Minerals Ltd. (1)	8,638,121	76,544	.38
James Hardie Industries SE	9,282,744	73,847	.37
Other securities		843,232	4.19
		1,402,339	6.98

Energy - 6.68%
Ophir Energy PLC (1)	18,733,200	152,067	.76
InterOil Corp. (1) (2)	2,626,200	135,013	.67
Gulf Keystone Petroleum Ltd. (1) (3)	25,856,814	108,461	.54
Pacific Rubiales Energy Corp.	3,546,300	103,603	.51
Other securities		844,317	4.20
		1,343,461	6.68

Consumer staples - 5.02%
PT Sumber Alfaria Trijaya Tbk (1) (2)	238,268,000	130,287	.65
Raia Drogasil SA, ordinary nominative	8,424,812	81,920	.41
Other securities		796,021	3.96
		1,008,228	5.02

Utilities - 1.80%
ENN Energy Holdings Ltd. (2)	57,213,000	197,450	.98
Other securities		163,677	.82
		361,127	1.80

Telecommunication services - 1.19%
Other securities		239,682	1.19

Miscellaneous - 4.99%
Other common stocks in initial period of acquisition		1,002,971	4.99

Total common stocks (cost: $14,521,207,000)		18,589,273	92.48

			Percent
		Value	of net
Preferred stocks - 0.08%		(000)	assets

Financials - 0.08%
Other securities		16,450	.08

Total preferred stocks (cost: $13,738,000)		16,450	.08

			Percent
		Value	of net
Warrants - 0.02%		(000)	assets

Other - 0.02%
Other securities		4,882	.02

Total warrants (cost: $2,398,000)		4,882	.02

			Percent
		Value	of net
Convertible securities - 0.45%		(000)	assets

Other - 0.45%
Other securities		89,661	.45

Total convertible securities (cost: $87,979,000)		89,661	.45

			Percent
		Value	of net
Bonds & notes - 0.24%		(000)	assets

Other - 0.24%
Other securities		48,772	.24

Total bonds & notes (cost: $41,611,000)		48,772	.24

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.72%	(000)	(000)	assets

Fannie Mae 0.055%-0.20% due 5/2-10/2/2012	310,890	310,766	1.55
U.S. Treasury Bills 0.055%-0.131% due 4/5-8/16/2012	280,000	279,937	1.39
Federal Home Loan Bank 0.085%-0.20% due 4/11-12/20/2012	170,164	170,109	.85
Freddie Mac 0.07%-0.17% due 6/4/2012-1/9/2013	101,225	101,144	.50
Hydro-Québec 0.13% due 5/22/2012 (3)	50,000	49,977
Québec (Province of) 0.13% due 5/30/2012 (3)	21,700	21,688	.36
Other securities		417,241	2.07

Total short-term securities (cost: $1,350,899,000)		1,350,862	6.72

Total investment securities (cost: $16,017,832,000)		20,099,900	99.99
Other assets less liabilities		1,203	.01

Net assets		$20,101,103	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2012 (000)
ENN Energy Holdings Ltd.	56,813,000	400,000	-	57,213,000	$-	$197,450
InterOil Corp. (1)	2,626,200	-	-	2,626,200	-	135,013
PT Sumber Alfaria Trijaya Tbk (1)	274,541,000	-	36,273,000	238,268,000	-	130,287
Pharmacyclics, Inc. (1)	3,845,871	781,429	327,826	4,299,474	-	119,353
Lions Gate Entertainment Corp. (1)	9,100,000	-	1,100,000	8,000,000	-	111,360
Delticom AG	939,921	7,000	-	946,921	-	100,906
Hittite Microwave Corp. (1)	2,009,950	-	350,000	1,659,950	-	90,152
Dialog Semiconductor PLC (1)	2,028,800	1,405,621	-	3,434,421	-	83,892
Brait SE (1)	32,252,268	2,331,433	7,115,413	27,468,288	-	74,516
Vistaprint NV (1)	1,670,000	190,000	-	1,860,000	-	71,889
Schweitzer-Mauduit International, Inc.	445,000	583,500	-	1,028,500	227	71,028
Beacon Roofing Supply, Inc. (1)	2,604,800	11,338	-	2,616,138	-	67,392
Emeritus Corp. (1)	3,250,000	290,000	-	3,540,000	-	62,516
BELIMO Holding AG	22,800	8,100	-	30,900	-	59,698
Pipavav Defence and Offshore Engineering Co. Ltd. (1)	42,066,000	-	6,335,000	35,731,000	-	56,109
Angie's List, Inc. (1) (4) (5)	-	2,261,888	-	2,261,888	-	37,173
Angie's List, Inc. (1)	-	962,450	-	962,450	-	18,181
Angie's List, Inc., Series D, convertible preferred	282,736	-	282,736	-	-	-
National Financial Partners Corp. (1)	3,174,800	-	-	3,174,800	-	48,067
National Financial Partners Corp. 4.00% convertible notes 2017	$4,000,000	-	-	$4,000,000	80	5,435
PT Ace Hardware Indonesia Tbk (6)	74,365,500	30,024,500	-	104,390,000	-	50,802
Comstock Resources, Inc. (1)	3,078,111	-	-	3,078,111	-	48,727
Gem Diamonds Ltd. (1)	11,061,300	-	-	11,061,300	-	48,389
Goodpack Ltd.	30,060,000	-	-	30,060,000	692	42,326
Goodpack Ltd., warrants, expire 2012 (1)	5,272,000	-	-	5,272,000	-	4,446
Exponent, Inc. (1)	936,400	-	-	936,400	-	45,434
Coupons.com Inc., Series B, convertible preferred (1) (4) (5)	8,191,724	-	-	8,191,724	-	45,000
ArthroCare Corp. (1)	1,445,400	159,200	-	1,604,600	-	43,084
Super Group Ltd.	29,500,000	-	-	29,500,000	-	42,359
Coal of Africa Ltd. (1)	36,442,569	9,150,000	2,867,569	42,725,000	-	42,028
Orthofix International NV (1)	1,090,100	20,000	-	1,110,100	-	41,718
Quantum Corp. (1)	12,568,897	1,130,200	-	13,699,097	-	35,892
Quantum Corp. 3.50% convertible notes 2015	$4,900,000	-	-	$4,900,000	86	4,961
NuVasive, Inc. (1)	1,786,936	591,000	-	2,377,936	-	40,044
Synageva BioPharma Corp. (1)	-	1,101,873	-	1,101,873	-	39,524
Mood Media Corp. (1) (3)	6,375,000	-	-	6,375,000	-	24,287
Mood Media Corp. (CDI) (GBP denominated) (1) (3)	2,375,000	1,335,000	-	3,710,000	-	14,134
Domino's Pizza Enterprises Ltd.	4,002,300	-	-	4,002,300	559	37,727
Borders & Southern Petroleum PLC (1)	20,265,000	14,000,000	-	34,265,000	-	37,406
Northgate PLC (1)	10,626,805	-	-	10,626,805	-	35,831
Cox and Kings (India) Ltd.	8,542,900	2,049,100	-	10,592,000	-	33,900
Cox and Kings (India) Ltd. (GDR) (4)	330,000	-	-	330,000	-	1,056
Manappuram Finance Ltd.	54,812,814	3,180,000	-	57,992,814	587	34,663
CDON Group AB (1)	3,828,000	236,563	221,647	3,842,916	-	32,819
CJ CGV Co., Ltd.	1,235,000	-	-	1,235,000	268	28,884
Colony Financial, Inc.	1,495,000	200,000	-	1,695,000	1,153	27,764
Comfort Systems USA, Inc.	2,476,000	-	-	2,476,000	248	27,013
Ennis, Inc.	1,733,692	-	74,016	1,659,676	537	26,256
Exillon Energy PLC (1)	9,619,660	-	-	9,619,660	-	26,034
BrisConnections Unit Trusts (1)	27,300,000	-	-	27,300,000	-	25,451
Falkland Oil and Gas Ltd. (1)	14,225,000	10,000,000	-	24,225,000	-	24,993
Houston Wire & Cable Co.	1,678,900	-	-	1,678,900	302	23,320
SPS Commerce, Inc. (1)	777,000	61,500	-	838,500	-	22,539
Cadence Pharmaceuticals, Inc. (1)	5,042,279	950,000	-	5,992,279	-	22,171
First Southern Bancorp, Inc. (1) (4) (5)	1,344,915	-	-	1,344,915	-	12,911
First Southern Bancorp, Inc., Series C, convertible preferred (1) (4) (5)	2,299	-	-	2,299	-	9,148
Standard Parking Corp. (1)	1,048,600	-	-	1,048,600	-	21,496
Fluidigm Corp. (1)	1,484,234	-	133,499	1,350,735	-	21,247
Frigoglass SAIC	3,052,380	-	-	3,052,380	-	20,029
Powerland AG, non-registered shares (1)	1,200,000	-	-	1,200,000	-	19,317
Autoneum Holding AG (1)	298,000	28,606	-	326,606	-	18,434
Douglas Dynamics, Inc.	1,175,000	-	-	1,175,000	482	16,156
Home Loan Servicing Solutions, Ltd.	-	1,121,600	-	1,121,600	90	15,635
Greenko Group PLC (1)	7,034,000	643,931	-	7,677,931	-	15,474
Home Federal Bancorp, Inc.	1,384,249	-	-	1,384,249	152	14,022
Mvelaserve Ltd.	8,572,000	622,800	-	9,194,800	419	13,784
Mahindra Lifespace Developers Ltd.	2,157,380	-	-	2,157,380	-	13,505
POLYTEC Holding AG, non-registered shares (1)	1,450,500	-	-	1,450,500	-	13,263
Ellie Mae, Inc. (1) (6)	1,019,700	108,266	-	1,127,966	-	12,588
Immersion Corp. (1)	2,254,000	-	-	2,254,000	-	12,307
Gran Colombia Gold SA (1)	29,495,000	680,000	-	30,175,000	-	12,101
Gran Colombia Gold SA, warrants, expire 2015 (1)	1,086,500	-	-	1,086,500	-	185
Mothercare PLC	2,300,000	2,180,000	-	4,480,000	140	11,895
Savient Pharmaceuticals, Inc. (1)	4,294,200	400,000	-	4,694,200	-	10,233
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	$820,000	-	-	$820,000	19	344
BG Medicine, Inc. (1)	1,462,603	-	-	1,462,603	-	10,268
Green Packet Bhd. (1)	52,599,216	-	-	52,599,216	-	9,873
Tilaknager Industries Ltd.	8,890,000	-	-	8,890,000	-	9,720
Bloomsbury Publishing PLC	5,405,000	-	-	5,405,000	77	9,423
Petrodorado Energy Ltd. (1)	38,400,000	-	-	38,400,000	-	8,855
China High Precision Automation Group Ltd. (4)	63,500,000	3,922,000	-	67,422,000	477	8,682
OnMobile Global Ltd. (1)	7,184,110	-	-	7,184,110	-	8,475
ValueVision Media, Inc., Class A (1)	3,846,293	29,000	-	3,875,293	-	8,022
U.S. Auto Parts Network, Inc. (1)	1,980,000	-	-	1,980,000	-	7,148
Afferro Mining Inc. (1)	6,460,000	-	-	6,460,000	-	6,768
Pacific Coal, SA (1) (3)	17,000,000	-	-	17,000,000	-	5,965
Pacific Coal, SA (1)	-	1,280,000	-	1,280,000	-	449
Pacific Coal, SA, warrants, expire 2016 (1) (3)	8,500,000	-	-	8,500,000	-	213
Obtala Resources Ltd. (1)	8,500,000	-	525,000	7,975,000	-	4,018
Obtala Resources Ltd. (1) (3)	7,950,000	-	3,000,000	4,950,000	-	2,494
Talwalkars Better Value Fitness Ltd.	1,446,000	-	-	1,446,000	-	4,341
School Specialty, Inc. (1)	1,153,240	-	-	1,153,240	-	4,083
EACOM Timber Corp. (1) (3)	26,200,000	-	-	26,200,000	-	2,889
Imagelinx PLC (1)	20,935,714	-	250,000	20,685,714	-	248
CEC Unet PLC (1) (4)	35,100,775	-	-	35,100,775	-	-
AAC Technologies Holdings Inc. (7)	50,475,000	10,961,000	3,000,000	58,436,000	-	-
Cline Mining Corp. (1) (7)	14,300,300	-	4,942,500	9,357,800	-	-
Compuware Corp. (1) (7)	11,770,000	-	1,407,378	10,362,622	-	-
Cpl Resources PLC (7)	2,465,986	-	2,465,986	-	84	-
Gevo, Inc. (1) (7)	1,304,030	75,000	151,586	1,227,444	-	-
Hana Microelectronics PCL (7)	53,925,000	-	23,000,000	30,925,000	1,004	-
Harvest Natural Resources, Inc. (1) (7)	2,035,000	-	321,008	1,713,992	-	-
Harvest Natural Resources, Inc. 8.25% convertible notes 2013 (7)	$3,000,000	-	-	$3,000,000	124	-
Heritage Oil Ltd. (1) (7)	13,488,000	-	1,870,000	11,618,000	-	-
ICG Group, Inc. (1) (7)	3,096,000	-	1,959,000	1,137,000	-	-
Infotech Enterprises Ltd. (7)	5,680,000	-	1,280,000	4,400,000	145	-
Integra LifeSciences Holdings Corp. (1) (7)	1,429,793	-	390,000	1,039,793	-	-
Jaguar Mining Inc. (7)	5,035,000	-	5,035,000	-	-	-
JSE Ltd. (7)	4,745,245	355,000	5,100,245	-	-	-
Jumbo SA (7)	6,754,932	-	1,189,793	5,565,139	1,584	-
Kapsch TrafficCom AG (7)	653,561	-	145,360	508,201	-	-
National American University Holdings, Inc. (7)	1,515,000	-	315,000	1,200,000	88	-
Ophir Energy PLC (1) (7)	17,465,000	2,038,200	770,000	18,733,200	-	-
Pace PLC (6) (7)	12,183,500	4,700,000	16,883,500	-	208	-
QSR Brands Bhd (7)	14,905,000	-	760,400	14,144,600	-	-
Real Nutriceutical Group Ltd. (7)	62,800,000	-	23,400,000	39,400,000	-	-
SinoTech Energy Ltd. (ADR) (7)	3,820,900	-	3,820,900	-	-	-
Sirius Minerals PLC (1) (7)	56,804,735	-	4,500,000	52,304,735	-	-
Talison Lithium Ltd. (1) (7)	5,354,100	-	3,474,100	1,880,000	-	-
					$9,832	$3,017,407

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $691,576,000, which represented 3.44% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $187,474,000, which represented .93% of the net assets of the fund.

(5) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$45,000	.22%
Angie's List, Inc.	3/15/2011	20,000	37,173	.19
First Southern Bancorp, Inc.	12/17/2009	28,378	12,911	.06
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	9,148	.05
Other restricted securities		54,536	14,487	.07

Total restricted securities		$150,213	$118,719	.59%

(6) This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2011; it was not publicly disclosed.
(7) Unaffiliated issuer at 3/31/2012.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GBP = British pounds

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,153,758)	$17,082,493
Affiliated issuers (cost: $2,864,074)	3,017,407	$20,099,900
Cash denominated in currencies other than U.S. dollars
(cost: $9,942)		9,826
Cash		636
Unrealized appreciation on open forward currency contracts		134
Receivables for:
Sales of investments	129,230
Sales of fund's shares	19,162
Dividends and interest	23,712	172,104
		20,282,600
Liabilities:
Payables for:
Purchases of investments	122,051
Repurchases of fund's shares	36,596
Investment advisory services	10,806
Services provided by related parties	9,349
Directors' deferred compensation	2,197
Other	498	181,497
Net assets at March 31, 2012		$20,101,103

Net assets consist of:
Capital paid in on shares of capital stock		$16,889,129
Distributions in excess of net investment income		(193,404)
Accumulated net realized loss		(677,076)
Net unrealized appreciation		4,082,454
Net assets at March 31, 2012		$20,101,103

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.01 par value (521,989 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13,980,957	360,470	$38.79
Class B	262,834	7,176	36.63
Class C	826,637	22,777	36.29
Class F-1	656,544	17,070	38.46
Class F-2	323,271	8,324	38.83
Class 529-A	677,477	17,571	38.56
Class 529-B	35,713	965	37.00
Class 529-C	225,253	6,105	36.90
Class 529-E	37,640	990	38.04
Class 529-F-1	52,300	1,354	38.62
Class R-1	39,901	1,076	37.07
Class R-2	680,129	18,347	37.07
Class R-3	709,295	18,683	37.97
Class R-4	554,772	14,398	38.53
Class R-5	387,642	9,902	39.15
Class R-6	650,738	16,781	38.78

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,197;
also includes $9,523 from affiliates)	$82,273
Interest (includes $309 from affiliates)	6,804	$89,077

Fees and expenses*:
Investment advisory services	59,460
Distribution services	27,642
Transfer agent services	20,007
Administrative services	1,416
Reports to shareholders	1,004
Registration statement and prospectus	207
Directors' compensation	369
Auditing and legal	35
Custodian	1,696
State and local taxes	255
Other	578	112,669
Net investment loss		(23,592)

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $32; also includes $85,417 net loss from affiliates)	442,422
Forward currency contracts	(779)
Currency transactions	(2,669)	438,974
Net unrealized appreciation on:
Investments	3,515,527
Forward currency contracts	24
Currency translations	813	3,516,364
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		3,955,338
Net increase in net assets resulting
from operations		$3,931,746

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Six months ended March 31, 2012*	Year ended September 30, 2011
Operations:
Net investment (loss) income	$(23,592)	$34,121
Net realized gain on investments, forward currency contracts and currency transactions	438,974	1,751,885
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	3,516,364	(3,857,115)
Net increase (decrease) in net assets resulting from operations	3,931,746	(2,071,109)

Dividends paid to shareholders from net investment income	(53,307)	(282,965)

Net capital share transactions	(831,323)	(724,173)

Total increase (decrease) in net assets	3,047,116	(3,078,247)

Net assets:
Beginning of period	17,053,987	20,132,234
End of period (including distributions in excess of
net investment income: $(193,404) and $(116,505), respectively)	$20,101,103	$17,053,987

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                          unaudited

1.	Organization

SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission ("SEC") rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1(*)	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$3,681,965	$1,056	$26	$3,683,047
Industrials	2,699,776	425	-	2,700,201
Health care	2,645,276	-	-	2,645,276
Information technology	2,346,068	63,809	8,809	2,418,686
Financials	1,752,466	4,544	27,245	1,784,255
Materials	1,400,406	-	1,933	1,402,339
Energy	1,338,814	4,647	-	1,343,461
Consumer staples	1,008,228	-	-	1,008,228
Utilities	361,127	-	-	361,127
Telecommunication services	239,682	-	-	239,682
Miscellaneous	1,002,971	-	-	1,002,971
Preferred stocks	16,450	-	-	16,450
Warrants	4,878	-	4	4,882
Convertible securities	-	35,513	54,148	89,661
Bonds & notes	-	48,772	-	48,772
Short-term securities	-	1,350,862	-	1,350,862
Total	$18,498,107	$1,509,628	$92,165	$20,099,900

(*) Securities with a market value of $8,053,931,000, which represented 40.07% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Forward currency contracts(†):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$134	$-	$134

(†) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging market countries.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$6,478
Post-October currency loss deferrals (realized during the period November 1, 2010, through September 30, 2011)*	(5,436)
Capital loss carryforward expiring 2018†	(1,092,682)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	5,502,763
Gross unrealized depreciation on investment securities	(1,583,644)
Net unrealized appreciation on investment securities	3,919,119
Cost of investment securities	16,180,781

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2012	Year ended September 30, 2011
Class A	$38,933	$210,258
Class B	-	2,673
Class C	-	7,653
Class F-1	1,913	10,417
Class F-2	1,886	4,577
Class 529-A	1,827	8,269
Class 529-B	-	297
Class 529-C	-	1,537
Class 529-E	6	393
Class 529-F-1	243	789
Class R-1	-	384
Class R-2	-	5,629
Class R-3	-	8,347
Class R-4	1,787	7,568
Class R-5	2,345	6,317
Class R-6	4,367	7,857
Total	$53,307	$282,965

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2012, the investment advisory services fee was $59,460,000, which was equivalent to an annualized rate of 0.641% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended March 31, 2012, the total transfer agent services fee paid under these agreements was $20,007,000, of which $18,660,000 was paid by the fund to AFS and $1,347,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended March 31, 2012, total fees paid to CRMC for performing administrative services were $1,416,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$15,031	$15,137	$334	Not applicable
Class B	1,330	324	Not applicable	Not applicable
Class C	3,861	871	52	Not applicable
Class F-1	768	440	73	Not applicable
Class F-2	Not applicable	154	70	Not applicable
Class 529-A	617	495	111	$304
Class 529-B	180	36	6	18
Class 529-C	1,019	184	37	102
Class 529-E	85	21	7	17
Class 529-F-1	-	40	9	24
Class R-1	184	26	11	Not applicable
Class R-2	2,341	1,332	162	Not applicable
Class R-3	1,607	626	173	Not applicable
Class R-4	619	236	137	Not applicable
Class R-5	Not applicable	83	89	Not applicable
Class R-6	Not applicable	2	145	Not applicable
Total class-specific expenses	$27,642	$20,007	$1,416	$465

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $369,000, shown on the accompanying financial statements, includes $208,000 in current fees (either paid in cash or deferred) and a net increase of $161,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2012
Class A	$607,537	17,166	$38,004	1,144	$(1,295,215)	(37,091)	$(649,674)	(18,781)
Class B	3,971	117	-	-	(62,522)	(1,887)	(58,551)	(1,770)
Class C	40,851	1,229	-	-	(100,714)	(3,080)	(59,863)	(1,851)
Class F-1	85,465	2,448	1,888	57	(143,407)	(4,152)	(56,054)	(1,647)
Class F-2	44,673	1,274	1,659	50	(51,146)	(1,442)	(4,814)	(118)
Class 529-A	49,732	1,425	1,827	55	(42,356)	(1,219)	9,203	261
Class 529-B	533	16	-	-	(8,450)	(254)	(7,917)	(238)
Class 529-C	14,922	445	-	-	(17,927)	(539)	(3,005)	(94)
Class 529-E	2,592	76	6	-	(3,076)	(89)	(478)	(13)
Class 529-F-1	5,289	152	241	7	(5,768)	(168)	(238)	(9)
Class R-1	4,406	130	-	-	(6,965)	(208)	(2,559)	(78)
Class R-2	85,060	2,515	-	-	(117,322)	(3,499)	(32,262)	(984)
Class R-3	106,762	3,094	-	-	(119,302)	(3,477)	(12,540)	(383)
Class R-4	86,281	2,470	1,787	54	(78,028)	(2,247)	10,040	277
Class R-5	40,619	1,143	2,339	70	(41,510)	(1,180)	1,448	33
Class R-6	60,907	1,811	4,365	132	(29,331)	(826)	35,941	1,117
Total net increase (decrease)	$1,239,600	35,511	$52,116	1,569	$(2,123,039)	(61,358)	$(831,323)	(24,278)

Year ended September 30, 2011
Class A	$1,922,326	50,077	$203,807	5,292	$(3,014,552)	(79,055)	$(888,419)	(23,686)
Class B	24,791	681	2,622	72	(127,584)	(3,527)	(100,171)	(2,774)
Class C	171,892	4,755	7,422	205	(216,944)	(6,076)	(37,630)	(1,116)
Class F-1	260,253	6,850	9,871	259	(254,515)	(6,801)	15,609	308
Class F-2	137,267	3,565	3,911	101	(78,246)	(2,059)	62,932	1,607
Class 529-A	130,579	3,422	8,269	215	(64,866)	(1,714)	73,982	1,923
Class 529-B	3,244	88	297	8	(14,777)	(405)	(11,236)	(309)
Class 529-C	44,815	1,217	1,536	42	(27,072)	(745)	19,279	514
Class 529-E	7,209	191	393	10	(3,528)	(95)	4,074	106
Class 529-F-1	13,390	349	789	21	(12,312)	(326)	1,867	44
Class R-1	14,215	388	380	10	(18,364)	(501)	(3,769)	(103)
Class R-2	206,507	5,625	5,628	152	(264,845)	(7,196)	(52,710)	(1,419)
Class R-3	257,737	6,846	8,344	221	(263,153)	(7,031)	2,928	36
Class R-4	185,035	4,848	7,564	198	(173,952)	(4,563)	18,647	483
Class R-5	133,964	3,502	6,301	163	(127,944)	(3,385)	12,321	280
Class R-6	185,314	4,927	7,857	204	(35,048)	(917)	158,123	4,214
Total net increase (decrease)	$3,698,538	97,331	$274,991	7,173	$(4,697,702)	(124,396)	$(724,173)	(19,892)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,967,188,000 and $3,489,037,000, respectively, during the six months ended March 31, 2012.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of March 31, 2012, the fund had an open forward currency contract to sell currency, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
			Contract amount		Unrealized appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Sales:
Australian dollars	4/30/2012	Barclays Bank PLC	$9,217	A$8,800	$ 134

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net (loss) income to average net assets(3)

Class A:	Six months ended 3/31/2012(4)(5)	$31.45	$(.03)	$7.48	$7.45	$(.11)	$-	$(.11)	$38.79	23.73%	$13,981	1.15	%(6)	1.15	%(6)	(.19	)%(6)
	Year ended 9/30/2011	35.82	.09	(3.94)	(3.85)	(.52)	-	(.52)	31.45	(11.01)	11,926	1.09		1.09		.23
	Year ended 9/30/2010	30.26	.14	5.62	5.76	(.20)	-	(.20)	35.82	19.11	14,432	1.13		1.13		.43
	Year ended 9/30/2009	28.46	.19	1.61	1.80	-	-	-	30.26	6.32	12,814	1.25		1.24		.82
	Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)	(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07		1.01		.80
	Year ended 9/30/2007	38.87	.37	12.50	12.87	(.70)	(3.61)	(4.31)	47.43	35.41	20,913	1.04		.98		.86

Class B:	Six months ended 3/31/2012(4)(5)	29.72	(.16)	7.07	6.91	-	-	-	36.63	23.25	263	1.92	(6)	1.92	(6)	(.97	)(6)
	Year ended 9/30/2011	33.87	(.20)	(3.71)	(3.91)	(.24)	-	(.24)	29.72	(11.68)	266	1.86		1.86		(.55)
	Year ended 9/30/2010	28.66	(.11)	5.32	5.21	-	-	-	33.87	18.18	397	1.89		1.89		(.37)
	Year ended 9/30/2009	27.16	.01	1.49	1.50	-	-	-	28.66	5.52	428	2.02		2.00		.06
	Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)	(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83		1.77		.03
	Year ended 9/30/2007	37.41	.04	12.02	12.06	(.37)	(3.61)	(3.98)	45.49	34.40	815	1.81		1.74		.10

Class C:	Six months ended 3/31/2012(4)(5)	29.44	(.16)	7.01	6.85	-	-	-	36.29	23.27	827	1.92	(6)	1.92	(6)	(.96	)(6)
	Year ended 9/30/2011	33.61	(.19)	(3.69)	(3.88)	(.29)	-	(.29)	29.44	(11.70)	725	1.86		1.86		(.53)
	Year ended 9/30/2010	28.44	(.10)	5.28	5.18	(.01)	-	(.01)	33.61	18.19	865	1.88		1.88		(.32)
	Year ended 9/30/2009	26.93	.03	1.48	1.51	-	-	-	28.44	5.64	738	1.94		1.92		.13
	Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)	(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86		1.79		.02
	Year ended 9/30/2007	37.21	.02	11.95	11.97	(.39)	(3.61)	(4.00)	45.18	34.35	1,107	1.85		1.79		.04

Class F-1:	Six months ended 3/31/2012(4)(5)	31.18	(.02)	7.41	7.39	(.11)	-	(.11)	38.46	23.76	656	1.10	(6)	1.10	(6)	(.14	)(6)
	Year ended 9/30/2011	35.53	.10	(3.92)	(3.82)	(.53)	-	(.53)	31.18	(11.02)	583	1.08		1.08		.25
	Year ended 9/30/2010	30.03	.15	5.57	5.72	(.22)	-	(.22)	35.53	19.16	654	1.10		1.10		.46
	Year ended 9/30/2009	28.21	.21	1.61	1.82	-	-	-	30.03	6.45	543	1.14		1.13		.94
	Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)	(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07		1.01		.82
	Year ended 9/30/2007	38.65	.36	12.41	12.77	(.73)	(3.61)	(4.34)	47.08	35.41	815	1.05		.98		.84

Class F-2:	Six months ended 3/31/2012(4)(5)	31.54	.02	7.49	7.51	(.22)	-	(.22)	38.83	23.94	323	.83	(6)	.83	(6)	.13	(6)
	Year ended 9/30/2011	35.93	.20	(3.96)	(3.76)	(.63)	-	(.63)	31.54	(10.79)	266	.82		.82		.53
	Year ended 9/30/2010	30.39	.25	5.63	5.88	(.34)	-	(.34)	35.93	19.46	246	.81		.81		.78
	Year ended 9/30/2009	28.47	.23	1.69	1.92	-	-	-	30.39	6.78	158	.87		.87		.91
	Period from 8/1/2008 to 9/30/2008(4)	33.66	.08	(5.27)	(5.19)	-	-	-	28.47	(15.42)	8	.14		.13		.26

Class 529-A:	Six months ended 3/31/2012(4)(5)	31.27	(.04)	7.44	7.40	(.11)	-	(.11)	38.56	23.71	677	1.18	(6)	1.18	(6)	(.22	)(6)
	Year ended 9/30/2011	35.63	.08	(3.92)	(3.84)	(.52)	-	(.52)	31.27	(11.05)	541	1.14		1.14		.20
	Year ended 9/30/2010	30.13	.13	5.58	5.71	(.21)	-	(.21)	35.63	19.06	548	1.16		1.16		.41
	Year ended 9/30/2009	28.32	.19	1.62	1.81	-	-	-	30.13	6.39	421	1.22		1.21		.84
	Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)	(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11		1.05		.78
	Year ended 9/30/2007	38.76	.34	12.44	12.78	(.70)	(3.61)	(4.31)	47.23	35.33	479	1.10		1.04		.79

Class 529-B:	Six months ended 3/31/2012(4)(5)	30.03	(.18)	7.15	6.97	-	-	-	37.00	23.21	36	2.01	(6)	2.01	(6)	(1.06	)(6)
	Year ended 9/30/2011	34.23	(.23)	(3.76)	(3.99)	(.21)	-	(.21)	30.03	(11.78)	36	1.95		1.95		(.63)
	Year ended 9/30/2010	28.98	(.13)	5.38	5.25	-	-	-	34.23	18.12	52	1.97		1.97		(.44)
	Year ended 9/30/2009	27.47	.01	1.50	1.51	-	-	-	28.98	5.50	51	2.05		2.03		.02
	Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)	(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93		1.87		(.05)
	Year ended 9/30/2007	37.77	(.01)	12.14	12.13	(.33)	(3.61)	(3.94)	45.96	34.25	71	1.92		1.86		(.02)

Class 529-C:	Six months ended 3/31/2012(4)(5)	29.95	(.17)	7.12	6.95	-	-	-	36.90	23.21	225	1.99	(6)	1.99	(6)	(1.03	)(6)
	Year ended 9/30/2011	34.19	(.22)	(3.76)	(3.98)	(.26)	-	(.26)	29.95	(11.77)	186	1.94		1.94		(.61)
	Year ended 9/30/2010	28.94	(.12)	5.37	5.25	-	-	-	34.19	18.10	194	1.97		1.97		(.40)
	Year ended 9/30/2009	27.43	.01	1.50	1.51	-	-	-	28.94	5.54	155	2.04		2.03		.02
	Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)	(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93		1.86		(.04)
	Year ended 9/30/2007	37.77	(.01)	12.13	12.12	(.36)	(3.61)	(3.97)	45.92	34.23	188	1.92		1.86		(.02)

Class 529-E:	Six months ended 3/31/2012(4)(5)	$30.79	$(.08)	$7.34	$7.26	$(.01)	$-	$(.01)	$38.04	23.57%	$38	1.45	%(6)	1.45	%(6)	(.48	)%(6)
	Year ended 9/30/2011	35.11	(.03)	(3.87)	(3.90)	(.42)	-	(.42)	30.79	(11.32)	31	1.43		1.43		(.08)
	Year ended 9/30/2010	29.70	.04	5.50	5.54	(.13)	-	(.13)	35.11	18.71	31	1.46		1.46		.11
	Year ended 9/30/2009	28.00	.12	1.58	1.70	-	-	-	29.70	6.07	25	1.52		1.51		.54
	Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)	(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42		1.35		.47
	Year ended 9/30/2007	38.40	.21	12.33	12.54	(.57)	(3.61)	(4.18)	46.76	34.93	30	1.41		1.35		.49

Class 529-F-1:	Six months ended 3/31/2012(4)(5)	31.35	- (7)	7.45	7.45	(.18)	-	(.18)	38.62	23.85	52	.98	(6)	.98	(6)	(.02	)(6)
	Year ended 9/30/2011	35.72	.15	(3.94)	(3.79)	(.58)	-	(.58)	31.35	(10.90)	43	.94		.94		.40
	Year ended 9/30/2010	30.20	.20	5.59	5.79	(.27)	-	(.27)	35.72	19.31	47	.95		.95		.62
	Year ended 9/30/2009	28.33	.24	1.63	1.87	-	-	-	30.20	6.60	35	1.02		1.01		1.04
	Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)	(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92		.85		.98
	Year ended 9/30/2007	38.77	.42	12.44	12.86	(.78)	(3.61)	(4.39)	47.24	35.56	35	.91		.85		.98

Class R-1:	Six months ended 3/31/2012(4)(5)	30.07	(.15)	7.15	7.00	-	-	-	37.07	23.28	40	1.87	(6)	1.87	(6)	(.91	)(6)
	Year ended 9/30/2011	34.32	(.19)	(3.77)	(3.96)	(.29)	-	(.29)	30.07	(11.68)	35	1.84		1.84		(.52)
	Year ended 9/30/2010	29.05	(.09)	5.39	5.30	(.03)	-	(.03)	34.32	18.25	43	1.87		1.87		(.30)
	Year ended 9/30/2009	27.51	.02	1.52	1.54	-	-	-	29.05	5.60	36	1.94		1.93		.11
	Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)	(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84		1.77		.05
	Year ended 9/30/2007	37.89	.01	12.17	12.18	(.42)	(3.61)	(4.03)	46.04	34.32	38	1.88		1.80		.03

Class R-2:	Six months ended 3/31/2012(4)(5)	30.07	(.16)	7.16	7.00	-	-	-	37.07	23.28	680	1.90	(6)	1.90	(6)	(.94	)(6)
	Year ended 9/30/2011	34.30	(.20)	(3.76)	(3.96)	(.27)	-	(.27)	30.07	(11.72)	581	1.86		1.86		(.54)
	Year ended 9/30/2010	29.03	(.11)	5.38	5.27	-	-	-	34.30	18.19	712	1.93		1.93		(.37)
	Year ended 9/30/2009	27.55	(.02)	1.50	1.48	-	-	-	29.03	5.37	603	2.15		2.14		(.09)
	Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)	(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94		1.86		(.04)
	Year ended 9/30/2007	37.93	.03	12.18	12.21	(.40)	(3.61)	(4.01)	46.13	34.36	673	1.93		1.77		.06

Class R-3:	Six months ended 3/31/2012(4)(5)	30.73	(.08)	7.32	7.24	-	-	-	37.97	23.56	709	1.43	(6)	1.43	(6)	(.47	)(6)
	Year ended 9/30/2011	35.03	(.03)	(3.84)	(3.87)	(.43)	-	(.43)	30.73	(11.28)	586	1.41		1.41		(.08)
	Year ended 9/30/2010	29.64	.04	5.49	5.53	(.14)	-	(.14)	35.03	18.71	667	1.44		1.44		.13
	Year ended 9/30/2009	27.94	.12	1.58	1.70	-	-	-	29.64	6.05	534	1.53		1.51		.53
	Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)	(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42		1.35		.48
	Year ended 9/30/2007	38.34	.20	12.31	12.51	(.56)	(3.61)	(4.17)	46.68	34.88	555	1.42		1.35		.47

Class R-4:	Six months ended 3/31/2012(4)(5)	31.25	(.02)	7.43	7.41	(.13)	-	(.13)	38.53	23.77	555	1.08	(6)	1.08	(6)	(.12	)(6)
	Year ended 9/30/2011	35.60	.10	(3.91)	(3.81)	(.54)	-	(.54)	31.25	(10.98)	441	1.07		1.07		.26
	Year ended 9/30/2010	30.12	.15	5.58	5.73	(.25)	-	(.25)	35.60	19.15	486	1.09		1.09		.48
	Year ended 9/30/2009	28.29	.20	1.63	1.83	-	-	-	30.12	6.47	378	1.14		1.13		.88
	Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)	(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07		1.01		.84
	Year ended 9/30/2007	38.73	.35	12.45	12.80	(.72)	(3.61)	(4.33)	47.20	35.41	259	1.06		1.00		.82

Class R-5:	Six months ended 3/31/2012(4)(5)	31.80	.03	7.56	7.59	(.24)	-	(.24)	39.15	24.00	388	.78	(6)	.78	(6)	.18	(6)
	Year ended 9/30/2011	36.21	.22	(3.99)	(3.77)	(.64)	-	(.64)	31.80	(10.74)	314	.77		.77		.56
	Year ended 9/30/2010	30.60	.26	5.66	5.92	(.31)	-	(.31)	36.21	19.50	347	.78		.78		.79
	Year ended 9/30/2009	28.64	.28	1.68	1.96	-	-	-	30.60	6.84	260	.82		.80		1.26
	Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)	(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77		.70		1.17
	Year ended 9/30/2007	39.10	.48	12.56	13.04	(.83)	(3.61)	(4.44)	47.70	35.77	403	.77		.71		1.11

Class R-6:	Six months ended 3/31/2012(4)(5)	31.52	.04	7.48	7.52	(.26)	-	(.26)	38.78	24.00	651	.73	(6)	.73	(6)	.23	(6)
	Year ended 9/30/2011	35.89	.24	(3.96)	(3.72)	(.65)	-	(.65)	31.52	(10.68)	494	.72		.72		.64
	Year ended 9/30/2010	30.31	.27	5.62	5.89	(.31)	-	(.31)	35.89	19.57	411	.73		.73		.84
	Period from 5/1/2009 to 9/30/2009(4)	22.33	.13	7.85	7.98	-	-	-	30.31	35.74	317	.33		.33		.51

	Six months ended March 31,	Year ended September 30
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	18%	39%	45%	56%	50%	48%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
   unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2011, through March 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2011	Ending account value 3/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,237.32	$6.43	1.15%
Class A -- assumed 5% return	1,000.00	1,019.25	5.81	1.15
Class B -- actual return	1,000.00	1,232.49	10.72	1.92
Class B -- assumed 5% return	1,000.00	1,015.40	9.67	1.92
Class C -- actual return	1,000.00	1,232.66	10.72	1.92
Class C -- assumed 5% return	1,000.00	1,015.40	9.67	1.92
Class F-1 -- actual return	1,000.00	1,237.57	6.15	1.10
Class F-1 -- assumed 5% return	1,000.00	1,019.50	5.55	1.10
Class F-2 -- actual return	1,000.00	1,239.38	4.65	.83
Class F-2 -- assumed 5% return	1,000.00	1,020.85	4.19	.83
Class 529-A -- actual return	1,000.00	1,237.08	6.60	1.18
Class 529-A -- assumed 5% return	1,000.00	1,019.10	5.96	1.18
Class 529-B -- actual return	1,000.00	1,232.10	11.22	2.01
Class 529-B -- assumed 5% return	1,000.00	1,014.95	10.13	2.01
Class 529-C -- actual return	1,000.00	1,232.05	11.10	1.99
Class 529-C -- assumed 5% return	1,000.00	1,015.05	10.02	1.99
Class 529-E -- actual return	1,000.00	1,235.69	8.10	1.45
Class 529-E -- assumed 5% return	1,000.00	1,017.75	7.31	1.45
Class 529-F-1 -- actual return	1,000.00	1,238.47	5.48	.98
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.10	4.95	.98
Class R-1 -- actual return	1,000.00	1,232.80	10.44	1.87
Class R-1 -- assumed 5% return	1,000.00	1,015.65	9.42	1.87
Class R-2 -- actual return	1,000.00	1,232.80	10.61	1.90
Class R-2 -- assumed 5% return	1,000.00	1,015.50	9.57	1.90
Class R-3 -- actual return	1,000.00	1,235.58	7.99	1.43
Class R-3 -- assumed 5% return	1,000.00	1,017.85	7.21	1.43
Class R-4 -- actual return	1,000.00	1,237.70	6.04	1.08
Class R-4 -- assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class R-5 -- actual return	1,000.00	1,239.96	4.37	.78
Class R-5 -- assumed 5% return	1,000.00	1,021.10	3.94	.78
Class R-6 -- actual return	1,000.00	1,240.03	4.09	.73
Class R-6 -- assumed 5% return	1,000.00	1,021.35	3.69	.73

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012:
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–8.09%	0.35%	7.52%
Not reflecting CDSC	–3.25	0.71	7.52

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–4.22	0.72	7.35
Not reflecting CDSC	–3.25	0.72	7.35

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	–2.46	1.51	8.19

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	–2.22	—	4.93

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–8.14	0.26	7.52
Not reflecting maximum sales charge	–2.54	1.45	8.16

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–8.15	0.27	7.41
Not reflecting CDSC	–3.32	0.63	7.41

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–4.29	0.63	7.25
Not reflecting CDSC	–3.33	0.63	7.25

Class 529-E shares3,4	–2.79	1.16	7.82

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–2.35	1.65	11.59

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2012, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-935-0512P

Litho in USA BBC/ALD/8094-S28732

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

March 31, 2012
unaudited

Common stocks — 92.48%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.32%
lululemon athletica inc.1	2,442,100	$182,376
Mr Price Group Ltd.	10,577,613	130,086
Virgin Media Inc.	5,062,500	126,461
Chipotle Mexican Grill, Inc.1	298,000	124,564
Lions Gate Entertainment Corp.1,2	8,000,000	111,360
Delticom AG2	946,921	100,906
Paddy Power PLC	1,546,226	97,377
DSW Inc., Class A	1,557,000	85,277
Liberty Media Corp., Class A1	938,912	82,765
TOD’S SpA	718,225	80,799
CTC Media, Inc.	6,787,000	78,933
CarMax, Inc.1	2,257,000	78,205
Tesla Motors, Inc.1	1,916,355	71,365
Tiffany & Co.	947,000	65,466
ASOS PLC1	2,269,955	64,701
Statoil Fuel & Retail ASA	9,200,000	58,643
Minth Group Ltd.	48,240,000	55,908
Melco Crown Entertainment Ltd. (ADR)1	4,000,000	54,440
John Wiley & Sons, Inc., Class A	1,134,283	53,981
Jubilant FoodWorks Ltd.1	2,220,098	51,255
PT Ace Hardware Indonesia Tbk2	104,390,000	50,802
Dollarama Inc.	1,005,000	46,872
CTS Eventim AG	1,166,600	40,298
Halfords Group PLC	7,840,000	38,950
Mood Media Corp.1,2,3	6,375,000	24,287
Mood Media Corp. (CDI) (GBP denominated)1,2,3	3,710,000	14,134
Rightmove PLC	1,632,594	37,917
Domino’s Pizza Enterprises Ltd.2	4,002,300	37,727
Brunswick Corp.	1,447,535	37,274
Mekonomen AB	1,145,943	36,808
Stella International Holdings Ltd.	15,020,000	36,440
Scholastic Corp.	1,000,000	35,280
Cox and Kings (India) Ltd.2	10,592,000	33,900
Cox and Kings (India) Ltd. (GDR)2,4	330,000	1,056
Domino’s Pizza UK & IRL PLC	4,826,500	33,319
CDON Group AB1,2	3,842,916	32,819
Café de Coral Holdings Ltd.	11,698,000	32,538
Gourmet Master Co., Ltd.	3,920,450	32,477
New Oriental Education & Technology Group Inc. (ADR)1	1,180,000	32,403
HUGO BOSS AG	280,231	32,299
Domino’s Pizza, Inc.	850,000	30,855
Parkson Retail Group Ltd.	26,990,500	30,829
Golden Eagle Retail Group Ltd.	11,982,000	30,612
Tractor Supply Co.	337,800	30,591
Hyundai Home Shopping Co., Ltd.	256,200	30,299
QSR Brands Bhd	14,144,600	29,550
CJ CGV Co., Ltd.2	1,235,000	28,884
Churchill Downs Inc.	500,000	27,950
Jumbo SA	5,565,139	27,165
Boyd Gaming Corp.1	3,349,000	26,256
SuperGroup PLC1	2,640,500	26,017
Ekornes ASA	1,445,850	25,135
DreamWorks Animation SKG, Inc., Class A1	1,340,000	24,723
Jarden Corp.	575,000	23,132
Leggett & Platt, Inc.	990,000	22,780
Francesca’s Holdings Corp.1	720,017	22,760
TAKKT AG	1,456,778	22,538
Group 1 Automotive, Inc.	400,000	22,468
HT Media Ltd.	8,179,036	22,428
YOOX SpA1	1,387,000	22,032
Media Prima Bhd.	25,155,000	22,006
Wendy’s Co.	4,123,000	20,656
Fielmann AG	210,000	20,191
Schibsted ASA	535,000	19,823
Powerland AG, non-registered shares1,2	1,200,000	19,317
Signet Jewelers Ltd.	400,000	18,912
Sotheby’s Holdings, Inc.	475,000	18,687
Autoneum Holding AG1,2	326,606	18,434
Shopper’s Stop Ltd.	2,340,000	17,854
Navitas Ltd.	4,625,000	17,007
Lennar Corp., Class A	619,000	16,824
PT Indomobil Sukses Internasional Tbk1	10,000,000	16,514
Sportingbet PLC	26,600,000	16,061
Entertainment One Ltd.1	6,218,282	15,666
Toll Corp.1	634,000	15,210
Modern Times Group MTG AB, Class B	275,000	15,147
Parkson Holdings Bhd.	8,390,322	14,707
Penske Automotive Group, Inc.	596,054	14,681
CFAO	330,000	14,181
LeapFrog Enterprises, Inc., Class A1	1,695,599	14,175
Mando Corp.	94,100	13,828
Hongkong and Shanghai Hotels, Ltd.	10,031,959	13,642
Dixons Retail PLC1	45,223,542	13,498
Mandarin Oriental International Ltd.	8,250,000	13,324
Headlam Group PLC	2,809,685	13,303
POLYTEC Holding AG, non-registered shares1,2	1,450,500	13,263
Focus Media Holding Ltd. (ADR)	500,000	12,560
REXLot Holdings Ltd.	140,000,000	12,440
Ocado Group PLC1	6,533,708	11,966
Mothercare PLC2	4,480,000	11,895
P.F. Chang’s China Bistro, Inc.	300,000	11,856
Home Retail Group PLC	6,335,000	11,551
Winnebago Industries, Inc.1	1,161,516	11,383
Daily Mail and General Trust PLC, Class A, nonvoting	1,540,000	11,121
Hankook Tire Co., Ltd.	286,840	10,620
Michael Kors Holdings Ltd.1	225,300	10,497
Giordano International Ltd.	13,600,000	10,455
Intercontinental Hotels Group PLC	430,678	10,009
Youngone Corp.	517,890	9,873
Bloomsbury Publishing PLC2	5,405,000	9,423
ValueVision Media, Inc., Class A1,2	3,875,293	8,022
D.B. Corp Ltd.	1,841,206	7,940
SHW AG, non-registered shares1	230,000	7,884
OfficeMax Inc.1	1,360,000	7,779
China Zenix Auto International Ltd. (ADR)	2,152,000	7,704
CJ Home Shopping Co., Ltd.	33,000	7,572
National American University Holdings, Inc.	1,200,000	7,560
D.R. Horton, Inc.	490,000	7,433
zooplus AG, non-registered shares1	130,000	7,221
K-Swiss Inc., Class A1	1,750,000	7,175
U.S. Auto Parts Network, Inc.1,2	1,980,000	7,148
Home Inns & Hotels Management Inc. (ADR)1	255,000	6,505
Smith & Wesson Holding Corp.1	830,000	6,433
Harman International Industries, Inc.	137,000	6,413
Blue Nile, Inc.1	188,265	6,209
Bijou Brigitte modische Accessoires AG	52,000	5,153
Aristocrat Leisure Ltd.	1,550,000	4,849
Talwalkars Better Value Fitness Ltd.2	1,446,000	4,341
Cinema City International NV1	400,000	4,118
School Specialty, Inc.1,2	1,153,240	4,083
Cheil Worldwide Inc.	250,000	3,994
Balkrishna Industries Ltd.	759,246	3,850
T4F Entretenimento SA, ordinary nominative1	412,500	3,774
GVC Holdings PLC	1,392,400	3,051
Thomas Cook Group PLC	6,414,936	2,309
GEOX SpA	591,000	1,931
Pantaloon Retail (India) Ltd., Class B	128,575	238
Fourlis1	96,365	176
Ten Alps PLC1	3,439,001	124
Five Star Travel Corp.1,4,5	96,033	26
CEC Unet PLC1,2,4	35,100,775	—
Spot Runner, Inc.1,4,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,4,5	1,900,000	—
		3,683,047

INDUSTRIALS — 13.43%
MSC Industrial Direct Co., Inc., Class A	2,147,500	178,844
Intertek Group PLC	2,702,000	108,522
MTU Aero Engines Holding AG	1,138,000	91,657
Chart Industries, Inc.1	1,106,000	81,103
Michael Page International PLC	9,727,502	74,684
Beacon Roofing Supply, Inc.1,2	2,616,138	67,392
IDEX Corp.	1,535,000	64,670
Herman Miller, Inc.	2,800,000	64,288
BELIMO Holding AG2	30,900	59,698
Nabtesco Corp.	2,840,000	58,262
Meggitt PLC	8,891,695	57,444
Pipavav Defence and Offshore Engineering Co. Ltd.1,2	35,731,000	56,109
MITIE Group PLC	12,509,000	55,923
Polypore International, Inc.1	1,565,000	55,025
Corrections Corporation of America1	1,998,900	54,590
Moog Inc., Class A1	1,192,800	51,159
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	3,943,000	50,328
AirAsia Bhd.	44,000,000	49,551
PT Sarana Menara Nusantara Tbk1	34,850,000	47,831
Exponent, Inc.1,2	936,400	45,434
Watsco, Inc.	611,286	45,260
Goodpack Ltd.2	30,060,000	42,326
Johnson Electric Holdings Ltd.	63,859,500	39,719
Huntington Ingalls Industries, Inc.1	965,131	38,837
Northgate PLC1,2	10,626,805	35,831
Container Corp. of India Ltd.	1,840,000	34,487
Blount International, Inc.1	1,950,500	32,534
Dynasty Ceramic PCL	15,378,000	32,526
SIA Engineering Co. Ltd.	9,833,000	31,524
Société BIC SA	308,000	30,907
Landstar System, Inc.	509,250	29,394
Uponor Oyj	2,521,600	29,057
Harmonic Drive Systems Inc.	1,148,600	28,934
Andritz AG	293,600	28,734
Comfort Systems USA, Inc.2	2,476,000	27,013
Ennis, Inc.2	1,659,676	26,256
BrisConnections Unit Trusts1,2	27,300,000	25,451
Waste Connections, Inc.	754,000	24,528
TransDigm Group Inc.1	203,000	23,499
Houston Wire & Cable Co.2	1,678,900	23,320
Regus PLC	12,718,620	23,110
Robert Half International Inc.	745,000	22,573
Jain Irrigation Systems Ltd.	11,470,000	22,164
Globaltrans Investment PLC (GDR)	1,279,446	21,879
TrueBlue, Inc.1	1,223,000	21,867
Masco Corp.	1,625,000	21,726
Standard Parking Corp.1,2	1,048,600	21,496
Graco Inc.	400,000	21,224
AIA Engineering Ltd.	2,915,050	21,048
CoStar Group, Inc.1	300,000	20,715
Frigoglass SAIC2	3,052,380	20,029
THK Co., Ltd.	911,100	18,526
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	1,171,903	17,411
Cebu Air, Inc.	10,800,000	16,879
Tegma Gestão Logística SA, ordinary nominative	981,200	16,389
SAI Global Ltd.	3,158,843	16,360
Steelcase Inc., Class A	1,690,000	16,224
Douglas Dynamics, Inc.2	1,175,000	16,156
AeroVironment, Inc.1	600,000	16,086
Geberit AG	74,000	15,485
KBR, Inc.	435,000	15,464
Austal Ltd.	7,888,056	15,320
Heidelberger Druckmaschinen AG, non-registered shares1	7,517,000	15,068
OSG Corp.	980,000	14,824
Mvelaserve Ltd.2	9,194,800	13,784
Chemring Group PLC	2,090,000	13,623
WABCO Holdings Inc.1	221,000	13,366
Mine Safety Appliances Co.	324,000	13,310
Boer Power Holdings Ltd.	31,753,000	12,676
Westport Innovations Inc.1	300,000	12,276
American Science and Engineering, Inc.	175,000	11,734
ITE Group PLC	3,165,000	11,239
Ritchie Bros. Auctioneers Inc.	450,000	10,692
Hays PLC	7,755,000	10,463
Zumtobel AG	740,000	10,452
Wienerberger AG	868,000	10,177
Praj Industries Ltd.	5,942,291	9,355
Mobile Mini, Inc.1	417,600	8,820
Haitian International Holdings Ltd.	7,580,000	8,502
United Stationers Inc.	272,000	8,440
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	7,251
China Automation Group Ltd.	27,000,000	7,162
S1 Corp.	146,700	6,836
Amtek Engineering Ltd.	10,502,400	5,974
SATS Ltd.	3,000,000	5,942
MISUMI Group Inc.	241,500	5,873
Teleperformance SA	200,000	5,715
Carborundum Universal Ltd.	1,800,000	5,505
Ellaktor SA	3,102,118	4,923
Prysmian SpA	260,000	4,570
TD Power Systems Ltd.1	873,843	4,196
Meyer Burger Technology AG1	195,000	3,186
Amara Raja Batteries Ltd.	414,443	2,384
Aker Philadelphia Shipyard ASA1,4	346,000	425
Downer EDI Ltd.1	86,915	362
Imagelinx PLC1,2	20,685,714	248
American Shipping Co. ASA1	381,069	66
		2,700,201

HEALTH CARE — 13.16%
Regeneron Pharmaceuticals, Inc.1	1,368,820	159,632
Pharmacyclics, Inc.1,2	4,299,474	119,353
Endo Pharmaceuticals Holdings Inc.1	2,664,100	103,181
Intuitive Surgical, Inc.1	155,000	83,971
AMERIGROUP Corp.1	1,227,029	82,554
Fleury SA, ordinary nominative	6,190,750	81,732
Incyte Corp.1	4,052,400	78,211
Cochlear Ltd.	1,138,910	73,026
Sysmex Corp.	1,764,000	71,182
Grifols, SA, Class A1	3,290,000	70,206
Amylin Pharmaceuticals, Inc.1	2,713,300	67,724
athenahealth, Inc.1	894,698	66,315
Emeritus Corp.1,2	3,540,000	62,516
Thoratec Corp.1	1,816,000	61,217
Alere Inc.1	2,332,171	60,660
VCA Antech, Inc.1	2,575,000	59,766
Hikma Pharmaceuticals PLC	5,189,153	56,357
Sirona Dental Systems, Inc.1	1,033,900	53,287
BioMarin Pharmaceutical Inc.1	1,457,500	49,919
Align Technology, Inc.1	1,800,000	49,590
ZOLL Medical Corp.1	516,424	47,836
ArthroCare Corp.1,2	1,604,600	43,084
Hologic, Inc.1	1,965,000	42,346
Orthofix International NV1,2	1,110,100	41,718
Myriad Genetics, Inc.1	1,749,000	41,381
Illumina, Inc.1	781,600	41,120
NuVasive, Inc.1,2	2,377,936	40,044
Synageva BioPharma Corp.1,2	1,101,873	39,524
Integra LifeSciences Holdings Corp.1	1,039,793	36,070
Ironwood Pharmaceuticals, Inc., Class A1	2,671,100	35,552
Medivation, Inc.1	464,000	34,670
Fisher & Paykel Healthcare Corp. Ltd.	18,500,000	33,931
Bangkok Dusit Medical Services PCL	11,395,000	32,043
GN Store Nord AS	2,938,199	31,359
St.Shine Optical Co. Ltd.	2,330,000	30,236
Wright Medical Group, Inc.1	1,523,485	29,434
Hill-Rom Holdings, Inc.	817,068	27,298
Nobel Biocare Holding AG	2,150,000	26,890
ABIOMED, Inc.1	1,166,873	25,893
Dendreon Corp.1	2,377,000	25,327
Volcano Corp.1	827,011	23,446
Virbac SA	145,000	23,052
Idenix Pharmaceuticals, Inc.1	2,300,000	22,517
Cadence Pharmaceuticals, Inc.1,2	5,992,279	22,171
Fluidigm Corp.1,2	1,350,735	21,247
CFR Pharmaceuticals SA	82,425,400	20,581
Sagent Pharmaceuticals, Inc.1	1,113,500	19,898
Apollo Hospitals Enterprise Ltd.	1,580,000	19,812
Ansell Ltd.	1,200,000	18,484
Exelixis, Inc.1	3,540,000	18,337
China Kanghui Holdings (ADR)1	939,900	17,867
Emergent BioSolutions Inc.1	1,105,000	17,680
Invacare Corp.	973,300	16,128
JSC Pharmstandard (GDR)1	824,610	14,629
Achillion Pharmaceuticals, Inc.1	1,500,000	14,370
MEDICA SA	765,000	12,534
HealthStream, Inc.1	500,000	11,595
Human Genome Sciences, Inc.1	1,380,000	11,371
Abaxis, Inc.1	389,000	11,332
Genomma Lab Internacional, SAB de CV, Series B1	6,020,000	10,973
BG Medicine, Inc.1,2	1,462,603	10,268
Savient Pharmaceuticals, Inc.1,2	4,694,200	10,233
Covance Inc.1	200,000	9,526
Tsumura & Co.	315,000	9,099
Ipca Laboratories Ltd.	1,295,000	8,521
Centene Corp.1	165,000	8,080
MicroPort Scientific Corp.	13,000,000	6,094
Krka, dd, Novo mesto	86,820	5,805
Amplifon SpA	1,075,000	5,549
Codexis, Inc.1	1,200,000	4,380
Merck Ltd.1	299,383	3,542
		2,645,276

INFORMATION TECHNOLOGY — 12.03%
AAC Technologies Holdings Inc.	58,436,000	158,778
National Instruments Corp.	3,686,479	105,138
Compuware Corp.1	10,362,622	95,232
Hittite Microwave Corp.1,2	1,659,950	90,152
Dialog Semiconductor PLC1,2	3,434,421	83,892
Elster Group SE (ADR)1	5,141,400	81,285
Kingboard Chemical Holdings Ltd.	22,804,200	79,728
SINA Corp.1	1,135,000	73,775
Vistaprint NV1,2	1,860,000	71,889
FactSet Research Systems, Inc.	670,000	66,357
Bankrate, Inc.1	2,433,730	60,235
Monster Worldwide, Inc.1	5,827,600	56,819
MICROS Systems, Inc.1	1,024,000	56,617
Angie’s List, Inc.1,2,4,5	2,261,888	37,173
Angie’s List, Inc.1,2	962,450	18,181
AOL Inc.1	2,845,000	53,970
Kapsch TrafficCom AG	508,201	43,040
Fidessa group PLC	1,496,000	39,602
Dolby Laboratories, Inc., Class A1	1,035,400	39,407
AVEVA Group PLC	1,472,500	39,027
International Rectifier Corp.1	1,666,000	38,435
Quantum Corp.1,2	13,699,097	35,892
OBIC Co., Ltd.	158,330	32,098
Autodesk, Inc.1	705,000	29,836
Delta Electronics (Thailand) PCL	33,935,900	28,601
Kingdee International Software Group Co. Ltd.	117,250,000	28,235
Semtech Corp.1	960,000	27,322
Trimble Navigation Ltd.1	500,000	27,210
Power Integrations, Inc.	727,100	26,990
Global Payments Inc.4	561,116	26,636
Littelfuse, Inc.	400,000	25,080
Active Network, Inc.1	1,480,000	24,908
Cardtronics, Inc.1	942,600	24,743
Cirrus Logic, Inc.1	1,029,668	24,506
MercadoLibre, Inc.	249,400	24,389
Kingboard Laminates Holdings Ltd.	49,319,236	23,308
Neopost SA	353,891	22,759
Zebra Technologies Corp., Class A1	550,000	22,649
Info Edge (India) Ltd.	1,580,000	22,609
SPS Commerce, Inc.1,2	838,500	22,539
Red Hat, Inc.1	370,000	22,159
Hana Microelectronics PCL	30,925,000	21,953
Quest Software, Inc.1	860,000	20,012
Hamamatsu Photonics K.K.	525,000	19,821
Spectris PLC	680,000	19,610
Avid Technology, Inc.1	1,742,153	19,164
Rovi Corp.1	577,400	18,794
KLA-Tencor Corp.	340,650	18,538
Ultimate Software Group, Inc.1	250,000	18,320
SEEK Ltd.	2,500,000	18,231
Zillow, Inc., Class A1	500,000	17,795
Yaskawa Electric Corp.	1,690,000	15,885
SciQuest, Inc.1	1,015,500	15,476
NCC Group PLC	1,031,000	14,842
Jabil Circuit, Inc.	550,000	13,816
Logitech International SA1	1,700,000	13,260
Youku.com Inc., Class A (ADR)1	600,000	13,194
Liquidity Services, Inc.1	290,136	12,998
Infotech Enterprises Ltd.	4,400,000	12,895
Ellie Mae, Inc.1,2	1,127,966	12,588
Demand Media, Inc.1	1,731,660	12,555
Genpact Ltd.1	760,000	12,388
Immersion Corp.1,2	2,254,000	12,307
OpenTable, Inc.1	285,000	11,534
Halma PLC	1,865,000	11,354
Green Packet Bhd.1,2	52,599,216	9,873
Wintek Corp.	12,649,133	9,814
Maxwell Technologies, Inc.1	525,000	9,623
Tangoe, Inc.1	500,000	9,405
Playtech Ltd.	1,524,421	8,882
Tripod Technology Corp.	2,645,800	8,875
DTS, Inc.1	292,000	8,824
Cadence Design Systems, Inc.1	735,504	8,708
China High Precision Automation Group Ltd.2,4	67,422,000	8,682
OnMobile Global Ltd.1,2	7,184,110	8,475
Comverse Technology, Inc.1	1,190,000	8,175
RealPage, Inc.1	348,000	6,671
FormFactor, Inc.1	1,180,000	6,584
Universal Display Corp.1	180,000	6,575
ULVAC, Inc.1	575,000	6,315
Ubisoft Entertainment SA1	285,000	2,103
Oakton Ltd.	1,502,075	1,953
Remark Media, Inc.1	81,521	491
Remark Media, Inc.1,4,5	29,470	127
		2,418,686

FINANCIALS — 8.88%
East West Bancorp, Inc.	4,462,771	103,045
Onex Corp.	2,637,700	97,078
Kotak Mahindra Bank Ltd.	7,170,098	76,754
Brait SE1,2	27,468,288	74,516
YES BANK Ltd.	10,065,832	72,868
Assured Guaranty Ltd.	4,330,000	71,532
SVB Financial Group1	985,900	63,433
Greenhill & Co., Inc.	1,299,000	56,688
National Financial Partners Corp.1,2	3,174,800	48,067
Cullen/Frost Bankers, Inc.	815,000	47,425
Financial Engines, Inc.1	2,075,000	46,397
Banco Cruzeiro do Sul SA, preferred nominative	5,458,100	40,305
First Republic Bank1	1,109,655	36,552
Rayonier Inc.	815,000	35,933
Savills PLC	5,942,825	35,883
Sterling Financial Corp.1,3	1,666,668	34,800
Sterling Financial Corp.1	24,500	512
Manappuram Finance Ltd.2	57,992,814	34,663
First American Financial Corp.	1,980,700	32,939
Northwest Bancshares, Inc.	2,502,500	31,782
PT Agung Podomoro Land Tbk1	813,489,000	31,137
Robinsons Land Corp.	76,825,550	29,524
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	28,750
Capitol Federal Financial, Inc.	2,375,000	28,167
Colony Financial, Inc.2	1,695,000	27,764
Banco ABC Brasil SA, preferred nominative	3,639,000	26,473
Security Bank Corp.	7,090,000	23,614
IndusInd Bank Ltd.	3,700,000	23,361
CapitalSource Inc.	3,300,000	21,780
Dah Sing Financial Holdings Ltd.	6,041,250	20,927
Starwood Property Trust, Inc.	980,000	20,600
BOK Financial Corp.	365,000	20,542
BS Financial Group Inc.	1,623,080	19,052
Banca Generali SpA	1,413,000	18,958
TISCO Financial Group PCL	14,000,000	18,833
DDR Corp.	1,225,000	17,885
Old Republic International Corp.	1,635,000	17,249
Paraná Banco SA, preferred nominative	2,318,400	16,612
IG Group Holdings PLC	2,210,700	15,912
Sonae Sierra Brasil SA, ordinary nominative	1,000,000	15,832
Redwood Trust, Inc.	1,410,000	15,792
Home Loan Servicing Solutions, Ltd.2	1,121,600	15,635
Popular, Inc.1	7,370,000	15,109
Bao Viet Holdings	4,137,486	14,883
Talmer Bancorp, Inc., Class A1,4,5	1,791,805	14,334
Home Federal Bancorp, Inc.2	1,384,249	14,022
Hospitality Properties Trust	515,000	13,632
Mahindra Lifespace Developers Ltd.2	2,157,380	13,505
First Southern Bancorp, Inc.1,2,4,5	1,344,915	12,911
Oslo Børs VPS Holding ASA	1,002,335	11,441
Primerica, Inc.	450,000	11,345
CenterState Banks, Inc.	1,375,400	11,223
Canadian Western Bank	375,000	10,970
VZ Holding AG	96,000	10,954
ICG Group, Inc.1	1,137,000	10,176
Noah Holdings Ltd. (ADR)	1,260,000	10,055
Midland Holdings Ltd.	18,890,000	9,925
Fibra Uno Administración, SA de CV	4,361,700	8,588
Siam Future Development PCL	31,354,087	7,775
Chongqing Rural Commercial Bank Co., Ltd., Class H1	15,565,000	7,436
ING Vysya Bank Ltd.	1,050,000	7,319
PT Summarecon Agung Tbk	42,142,500	7,236
GSW Immobilien AG, non-registered shares1	202,333	6,993
Laurentian Bank of Canada	120,700	5,615
Zions Bancorporation	235,000	5,043
Banco Daycoval SA, preferred nominative	900,000	4,797
Islamic Arab Insurance Co. (Salama)1,4	21,260,331	4,544
Oriental Financial Group Inc.	354,179	4,286
Hellenic Exchanges SA	976,082	3,879
Globe Trade Center SA1	1,618,000	3,487
ARA Asset Management Ltd.	2,224,200	2,707
Frasers Centrepoint Trust	1,783,000	2,156
Banco Industrial e Comercial SA, preferred nominative	328,800	1,297
Territorial Bancorp Inc.	50,000	1,041
		1,784,255

MATERIALS — 6.98%
African Petroleum Corp. Ltd.1	69,088,868	121,661
AptarGroup, Inc.	1,893,442	103,704
Chr. Hansen Holding A/S	3,676,000	95,136
Kenmare Resources PLC1	109,972,782	88,215
African Minerals Ltd.1	8,638,121	76,544
James Hardie Industries SE	9,282,744	73,847
Schweitzer-Mauduit International, Inc.2	1,028,500	71,028
FUCHS PETROLUB AG, preference shares	580,500	32,498
FUCHS PETROLUB AG	358,647	18,894
Gem Diamonds Ltd.1,2	11,061,300	48,389
Ube Industries, Ltd.	16,703,000	45,405
Coal of Africa Ltd.1,2	42,725,000	42,028
Harry Winston Diamond Corp.1	2,141,900	31,524
Vicat S.A.	471,650	31,329
OCI Materials Co., Ltd.	455,000	27,628
Yingde Gases Group Co. Ltd.	22,694,250	25,776
PT Indocement Tunggal Prakarsa Tbk	10,995,000	22,185
Symrise AG	757,046	21,910
Aquarius Platinum Ltd.	8,611,111	19,891
Yip’s Chemical Holdings Ltd.	26,835,000	19,352
Yamana Gold Inc.	1,200,000	18,720
Croda International PLC	554,500	18,679
Arkema SA	191,000	17,798
Cape Lambert Resources Ltd.1	31,980,132	17,723
Sinofert Holdings Ltd.	70,222,000	17,091
Sirius Minerals PLC1	52,304,735	16,732
Talvivaara Mining Co. PLC1	4,300,000	16,562
Shree Cement Ltd.	250,000	15,798
Huntsman Corp.	1,028,400	14,408
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	40,920,000	14,333
Cline Mining Corp.1	9,357,800	14,166
Mineral Deposits Ltd.1	1,039,790	6,764
Mineral Deposits Ltd. (CAD denominated)1	1,012,800	6,448
Siam City Cement PCL	1,300,000	12,895
Gran Colombia Gold SA1,2	30,175,000	12,101
United Phosphorus Ltd.	4,730,000	12,079
Sika AG, non-registered shares	5,530	11,970
Greatview Aseptic Packaging Co. Ltd.1	21,633,000	11,366
Eastern Platinum Ltd.1	19,121,450	7,669
Eastern Platinum Ltd.1,3	8,160,000	3,272
Mountain Province Diamonds Inc.1,3	1,904,762	10,045
Titan Cement Co. SA	491,500	9,079
Duluth Metals Ltd.1	3,850,000	8,762
J.K. Cement Ltd.	2,384,938	7,549
AK Steel Holding Corp.	905,000	6,842
Talison Lithium Ltd.1	1,880,000	6,804
Afferro Mining Inc.1,2	6,460,000	6,768
Obtala Resources Ltd.1,2	7,975,000	4,018
Obtala Resources Ltd.1,2,3	4,950,000	2,494
Frutarom Industries Ltd.	650,000	6,331
Allied Gold Mining PLC1	3,160,522	6,016
PT Indah Kiat Pulp & Paper Tbk1	46,614,500	5,913
TFS Corporation Ltd	8,906,498	5,074
China Shanshui Cement Group Ltd.	5,450,000	4,302
Midas Holdings Ltd.	13,467,000	4,071
Scotts Miracle-Gro Co., Class A	67,290	3,644
Hummingbird Resources PLC1	1,650,000	3,497
Vatukoula Gold Mines PLC1	3,214,081	3,187
EACOM Timber Corp.1,2,3	26,200,000	2,889
Engro Corp. Ltd.	2,591,160	2,838
Birla Corp. Ltd.	484,500	2,709
Mwana Africa PLC1,3	29,857,130	2,400
China Forestry Holdings Co., Ltd.4	29,142,000	1,781
Rusoro Mining Ltd.1,3	20,000,000	1,404
Rusoro Mining Ltd.1	1,437,000	101
Sino-Forest Corp.1,4	900,000	152
Gurit Holding AG, non-registered shares	264	151
		1,402,339

ENERGY — 6.68%
Ophir Energy PLC1	18,733,200	152,067
InterOil Corp.1,2	2,626,200	135,013
Gulf Keystone Petroleum Ltd.1,3	25,856,814	108,461
Pacific Rubiales Energy Corp.	3,546,300	103,603
Concho Resources Inc.1	583,000	59,513
Oasis Petroleum Inc.1	1,848,049	56,975
Rosetta Resources Inc.1	1,155,000	56,318
Zhaikmunai LP (GDR)1,3	4,669,500	52,252
Zhaikmunai LP (GDR)1	353,650	3,957
Comstock Resources, Inc.1,2	3,078,111	48,727
Schoeller-Bleckmann Oilfield Equipment AG	479,000	44,099
Core Laboratories NV	317,100	41,721
Borders & Southern Petroleum PLC1,2	34,265,000	37,406
Kodiak Oil & Gas Corp.1	3,500,000	34,860
Cimarex Energy Co.	421,500	31,811
Miclyn Express Offshore Ltd.	13,550,000	31,440
Heritage Oil Ltd.1	11,618,000	26,035
Exillon Energy PLC1,2	9,619,660	26,034
Falkland Oil and Gas Ltd.1,2	24,225,000	24,993
Kværner ASA1	8,316,276	23,658
Laredo Petroleum Holdings, Inc.1	955,900	22,406
BPZ Resources, Inc.1	4,562,400	18,386
Banpu PCL	905,000	17,835
Legacy Oil + Gas Inc.1	1,878,600	17,440
Oceaneering International, Inc.	295,000	15,898
Americas Petrogas Inc.1	3,080,000	10,993
Americas Petrogas Inc.1,3,4	1,400,000	4,647
Bill Barrett Corp.1	550,000	14,305
Harvest Natural Resources, Inc.1	1,713,992	12,135
Sterling Resources Ltd.1	7,525,000	12,071
Gevo, Inc.1	1,227,444	11,280
Tethys Petroleum Ltd.1	12,161,000	10,242
Tethys Petroleum Ltd. (GBP denominated)1	1,147,487	1,005
Bonanza Creek Energy, Inc.1	480,000	10,488
HollyFrontier Corp.	325,000	10,449
Goodrich Petroleum Corp.1	520,000	9,890
BNK Petroleum Inc.1	3,763,380	6,188
BNK Petroleum Inc.1,3	2,000,000	3,288
Dockwise Ltd.1	441,372	9,107
Petrodorado Energy Ltd.1,2	38,400,000	8,855
Pacific Coal, SA1,2,3	17,000,000	5,965
Pacific Coal, SA1,2	1,280,000	449
Aurelian Oil & Gas PLC1	17,960,000	5,745
Saras SpA1	2,360,000	3,157
LNG Energy Ltd.1,3	13,000,000	1,368
Zodiac Exploration Inc.1	9,728,000	926
		1,343,461

CONSUMER STAPLES — 5.02%
PT Sumber Alfaria Trijaya Tbk1,2	238,268,000	130,287
Raia Drogasil SA, ordinary nominative	8,424,812	81,920
CP ALL PCL	25,948,500	55,093
PZ Cussons PLC	11,445,000	54,864
Hypermarcas SA, ordinary nominative	6,156,500	43,338
Super Group Ltd.2	29,500,000	42,359
Wumart Stores, Inc., Class H	18,815,000	41,383
Lindt & Sprüngli AG, participation certificate	6,998	22,482
Lindt & Sprüngli AG	466	17,343
Emami Ltd.	4,940,000	39,199
Brazil Pharma SA, ordinary nominative1	6,345,400	37,194
Kernel Holding SA1	1,523,150	33,244
FANCL Corp.	2,267,000	30,511
Emmi AG	136,100	29,702
MARR SpA	2,499,899	28,207
Coca-Cola Icecek AS, Class C	2,117,785	27,032
Bizim Toptan Satis Magazalari AS	1,929,500	26,361
USANA Health Sciences, Inc.1	667,000	24,899
Eurocash SA	2,117,000	23,835
Davide Campari-Milano SpA	3,500,000	23,830
Strauss Group Ltd.1	1,557,278	18,968
AMOREPACIFIC Corp.	17,600	18,624
Origin Enterprises PLC	3,213,300	16,071
Viscofan, SA, non-registered shares	339,000	15,169
Philip Morris CR as	22,200	13,856
Petra Foods Ltd.	6,683,000	12,919
Real Nutriceutical Group Ltd.	39,400,000	12,633
Fresh Market, Inc.1	250,900	12,031
Ralcorp Holdings, Inc.1	157,300	11,654
Church & Dwight Co., Inc.	200,000	9,838
Tilaknager Industries Ltd.2	8,890,000	9,720
Pesquera Exalmar SA, Class A	6,795,305	8,409
TreeHouse Foods, Inc.1	130,000	7,735
HITEJINRO CO., LTD.	303,039	6,887
Central European Distribution Corp.1	1,338,000	6,837
Sundrug Co., Ltd.	194,900	6,028
Godrej Consumer Products Ltd.	605,237	5,704
Milkiland NV1	378,096	2,062
		1,008,228

UTILITIES — 1.80%
ENN Energy Holdings Ltd.2	57,213,000	197,450
Manila Water Co., Inc.	81,300,900	43,931
Glow Energy PCL	19,930,000	39,731
Energy World Corp. Ltd.1	39,693,382	32,276
Greenko Group PLC1,2	7,677,931	15,474
Mytrah Energy Ltd.1	7,918,000	14,564
Equatorial Energia SA, ordinary nominative	1,740,000	13,059
Hyflux Ltd	3,903,000	4,642
		361,127

TELECOMMUNICATION SERVICES — 1.19%
Telephone and Data Systems, Inc.	3,039,069	70,355
tw telecom inc.1	2,645,000	58,613
Leap Wireless International, Inc.1	3,308,000	28,879
MetroPCS Communications, Inc.1	2,961,670	26,714
Total Access Communication PCL	9,964,000	26,485
eAccess Ltd.	86,275	19,231
Hutchison Telecommunications Hong Kong Holdings Ltd.	22,200,000	9,405
		239,682

MISCELLANEOUS — 4.99%
Other common stocks in initial period of acquisition		1,002,971

Total common stocks (cost: $14,521,207,000)		18,589,273

Preferred stocks — 0.08%

FINANCIALS — 0.08%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	631,000	16,450

Total preferred stocks (cost: $13,738,000)		16,450

Warrants — 0.02%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,2	5,272,000	4,446

ENERGY — 0.00%
Pacific Coal, SA, warrants, expire 20161,2,3	8,500,000	213

MATERIALS — 0.00%
Gran Colombia Gold SA, warrants, expire 20151,2	1,086,500	185
Duluth Exploration Ltd., warrants, expire 20131,4	43,753	4
		189

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	1,946,120	34

Total warrants (cost: $2,398,000)		4,882

	Shares or	Value
Convertible securities — 0.45%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.23%
Coupons.com Inc., Series B, convertible preferred1,2,4,5	8,191,724	$45,000
Spot Runner, Inc., Series C, convertible preferred1,4,5	1,626,016	—
		45,000

ENERGY — 0.12%
Halcón Resources Corp. 8.00% convertible preferred 20181,3,4	244	20,828
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	3,945
		24,773

FINANCIALS — 0.07%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,4,5	2,299	9,148
National Financial Partners Corp. 4.00% convertible notes 20172	$4,000,000	5,435
		14,583

INFORMATION TECHNOLOGY — 0.03%
Quantum Corp. 3.50% convertible notes 20152	$4,900,000	4,961

HEALTH CARE — 0.00%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 20182	$820,000	344

Total convertible securities (cost: $87,979,000)		89,661

	Principal amount
Bonds & notes — 0.24%	(000)

TELECOMMUNICATION SERVICES — 0.17%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	$22,585	22,359
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	11,200	11,088
		33,447

FINANCIALS — 0.08%
First Niagara Financial Group, Inc. 7.25% 2021	11,100	11,898
Synovus Financial Corp. 5.125% 2017	3,715	3,427
		15,325

Total bonds & notes (cost: $41,611,000)		48,772

Short-term securities — 6.72%

Fannie Mae 0.055%–0.20% due 5/2–10/2/2012	310,890	310,766
U.S. Treasury Bills 0.055%–0.131% due 4/5–8/16/2012	280,000	279,937
Federal Home Loan Bank 0.085%–0.20% due 4/11–12/20/2012	170,164	170,109
Freddie Mac 0.07%–0.17% due 6/4/2012–1/9/2013	101,225	101,144
Hydro-Québec 0.13% due 5/22/20123	50,000	49,977
Québec (Province of) 0.13% due 5/30/20123	21,700	21,688
Jupiter Securitization Co., LLC 0.12% due 4/12/20123	65,000	64,997
Svenska Handelsbanken Inc. 0.28% due 5/17/20123	50,000	49,986
ANZ National (International) Ltd. 0.32% due 5/21/20123	47,000	46,979
Old Line Funding, LLC 0.24% due 6/15/20123	40,039	40,028
Private Export Funding Corp. 0.20% due 7/30/20123	35,000	34,944
Barclays U.S. Funding Corp. 0.10% due 4/2/2012	32,250	32,250
Regents of the University of California 0.17% due 6/18/2012	30,196	30,183
Province of Ontario 0.08% due 4/13/2012	25,000	24,997
Toyota Motor Credit Corp. 0.19% due 5/15/2012	25,000	24,994
Standard Chartered Bank 0.45% due 5/17/20123	25,000	24,988
Toronto-Dominion Holdings USA Inc. 0.17% due 5/14/20123	13,200	13,198
Paccar Financial Corp. 0.12% due 4/5/2012	11,100	11,100
NetJets Inc. 0.12% due 5/2/20123	10,000	9,999
BHP Billiton Finance (USA) Limited 0.15% due 4/23/20123	8,600	8,598

Total short-term securities (cost: $1,350,899,000)		1,350,862

Total investment securities (cost: $16,017,832,000)		20,099,900
Other assets less liabilities		1,203

Net assets		$20,101,103

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $691,576,000, which represented 3.44% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $187,474,000, which represented .93% of the net assets of the fund.
5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$45,000	.22%
Angie’s List, Inc.	3/15/2011	20,000	37,173	.19
First Southern Bancorp, Inc.	12/17/2009	28,378	12,911	.06
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	9,148	.05
Talmer Bancorp, Inc.	4/28/2010–2/14/2012	11,034	14,334	.07
Remark Media, Inc.	12/17/2007	907	127	.00
Five Star Travel Corp.	12/17/2007	24	26	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$150,213	$118,719	.59%

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0512O-S29458

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 31, 2012